Acquisitions and increases in controlling interests (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

($ in millions, except number of acquired businesses)	2012	2011	2010
Acquisitions (net of cash acquired)(1)	3,643	3,805	1,275
Aggregate excess of purchase price over fair value of net assets acquired(2)	2,895	3,261	1,091
Number of acquired businesses	9	10	9
(1)
Excluding changes in cost and equity investments but including $5 million in 2012 and $19 million in 2011, representing the fair value of replacement vested stock options issued to Thomas & Betts and Baldor employees, respectively, at the corresponding acquisition dates.

(2)
Recorded as goodwill (see Note 11).

Allocation of the purchase consideration for business acquisition

The aggregate preliminary allocation of the purchase consideration for business acquisitions in 2012 is as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Thomas & Betts	Other	Total	Thomas & Betts
Customer relationships	1,169	18	1,187	18 years
Technology	179	43	222	5 years
Trade names	155	6	161	10 years
Order backlog	12	1	13	7.5 months

Intangible assets	1,515	68	1,583	15 years
Fixed assets	458	25	483
Debt acquired	(619)	—	(619)
Deferred tax liabilities	(1,080)	(24)	(1,104)
Inventories	300	38	338
Other assets and liabilities, net(1)	84	(17)	67
Goodwill(2)	2,723	172	2,895

Total consideration (net of cash acquired)(3)	3,381	262	3,643

(1)
Gross receivables from the Thomas & Betts acquisition totaled $387 million; the fair value of which was $344 million after rebates and allowance for estimated uncollectable receivables.

(2)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes.

(3)
Cash acquired in the Thomas & Betts acquisition totaled $521 million. Additional consideration for the Thomas & Betts acquisition included $94 million related to the cash settlement of stock options held by Thomas & Betts employees at the acquisition date and $5 million representing the fair value of replacement vested stock options issued to Thomas & Betts employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

Baldor Electric
Acquisitions
Allocation of the purchase consideration for business acquisition

The final allocation of the purchase consideration for the Baldor acquisition in 2011 is as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Customer relationships	996	19 years
Technology	259	7 years
Trade name	121	10 years
Order backlog	15	2 months
Other intangible assets	15	5 years

Intangible assets	1,406	16 years
Fixed assets	382
Debt acquired	(1,241)
Deferred tax liabilities	(693)
Inventories	422
Other assets and liabilities, net(1)	51
Goodwill(2)	2,728

Total consideration (net of cash acquired)(3)	3,055

(1)
Gross receivables from the acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(2)
The goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $48 million. Additional consideration included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

Unaudited pro forma financial information

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

Adjustments included in pro forma results of related acquisition

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Other	—	(23)
Income taxes	(65)	26

Total pro forma adjustments	141	(78)

Thomas & Betts
Acquisitions
Unaudited pro forma financial information

($ in millions)	2012	2011
Total revenues	40,251	40,288
Income from continuing operations, net of tax	2,923	3,381

Adjustments included in pro forma results of related acquisition

	Adjustments
($ in millions)	2012	2011
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(26)	(69)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	12	(12)
Impact on cost of sales from fair valuing acquired inventory	31	(31)
Impact on cost of sales from additional depreciation of fixed assets	(12)	(33)
Interest expense on Thomas & Betts debt	5	21
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans	16	—
Impact on selling, general and administrative expenses from acquisition-related costs	56	(20)
Impact on interest and other finance expense from bridging facility costs	13	—
Other	(5)	(15)
Income taxes	(7)	44

Total pro forma adjustments	83	(115)

Other
Acquisitions
Allocation of the purchase consideration for business acquisition

The aggregate allocation of the purchase consideration for other business acquisitions in 2011, excluding Baldor, was as follows:

($ in millions)	Allocated amounts(1)
Customer relationships	220
Technology	156
Trade names	32
Order backlog	36
Other intangible assets	3

Intangible assets	447
Fixed assets	40
Debt acquired	(202)
Deferred tax liabilities	(99)
Inventories	35
Other assets and liabilities, net	(4)
Goodwill	533

Total consideration (net of cash acquired)	750

(1)
The allocated amounts primarily relate to the acquisitions of Mincom, PGC Powergen Consulting SA (Trasfor) and AB Lorentzen & Wettre.

Business acquisitions in 2010
Acquisitions
Allocation of the purchase consideration for business acquisition

The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.